Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 3.5%
BHP Group PLC, ADR (A)	13,700	$ 792,682
Challenger, Ltd.	260,877	1,268,155
Lendlease Corp., Ltd.	121,000	1,187,420
Macquarie Group, Ltd.	20,900	2,426,114
Santos, Ltd.	264,300	1,425,318

		7,099,689

Belgium - 2.5%
Anheuser-Busch InBev SA	9,100	573,597
Groupe Bruxelles Lambert SA	17,200	1,780,243
KBC Group NV (B)	35,800	2,602,925

		4,956,765

Denmark - 0.6%
AP Moller - Maersk A/S, Class B	500	1,161,471

France - 9.1%
Airbus SE (B)	4,100	464,171
Arkema SA	12,193	1,477,774
Capgemini SE	11,600	1,973,842
Dassault Aviation SA (B)	500	556,446
Engie SA (B)	261,500	3,712,132
Rexel SA (B)	67,500	1,337,757
Sanofi	31,068	3,069,518
TOTAL SE (A)	36,100	1,683,854
Ubisoft Entertainment SA (B)	17,700	1,346,701
Veolia Environnement SA	105,400	2,701,952

		18,324,147

Germany - 12.3%
Allianz SE	8,041	2,046,712
BASF SE	23,100	1,919,011
Bayer AG	12,526	792,631
Deutsche Boerse AG	13,700	2,276,551
Deutsche Post AG	40,600	2,224,415
Fresenius SE & Co. KGaA	59,400	2,645,625
HeidelbergCement AG	37,800	3,433,652
Infineon Technologies AG	58,585	2,483,944
SAP SE	20,700	2,534,784
Siemens AG	22,407	3,678,737
Talanx AG (B)	16,800	712,401

		24,748,463

Hong Kong - 2.0%
CK Asset Holdings, Ltd.	215,400	1,307,789
CK Hutchison Holdings, Ltd.	339,300	2,703,803

		4,011,592

Ireland - 3.4%
AIB Group PLC (A) (B)	382,000	1,004,352
DCC PLC	26,000	2,254,561
Ryanair Holdings PLC, ADR (B)	7,485	860,775
Smurfit Kappa Group PLC	58,321	2,746,664

		6,866,352

Isle of Man - 0.9%
Entain PLC (B)	80,600	1,686,727

Israel - 0.9%
Check Point Software Technologies, Ltd. (B)	16,400	1,836,308

	Shares	Value
COMMON STOCKS (continued)
Italy - 1.5%
Mediobanca Banca di Credito Finanziario SpA (B)	171,618	$ 1,903,081
Prysmian SpA	30,535	992,250

		2,895,331

Japan - 22.7%
Astellas Pharma, Inc.	151,300	2,325,695
Denka Co., Ltd.	25,360	1,012,339
FANUC Corp.	9,400	2,222,976
Fujitsu, Ltd.	10,910	1,576,518
Hitachi, Ltd.	50,540	2,284,057
Japan Airlines Co., Ltd. (B)	41,700	930,224
Kirin Holdings Co., Ltd.	76,600	1,466,970
Kyocera Corp.	24,000	1,522,691
Matsumotokiyoshi Holdings Co., Ltd.	18,600	828,160
Nintendo Co., Ltd.	5,000	2,791,149
Olympus Corp.	120,000	2,482,908
ORIX Corp. (A)	190,100	3,207,106
Rakuten, Inc.	209,300	2,493,264
Sega Sammy Holdings, Inc.	84,700	1,321,083
Seven & i Holdings Co., Ltd.	84,100	3,389,824
Sony Corp.	47,200	4,942,732
Square Enix Holdings Co., Ltd.	27,100	1,505,216
Sumitomo Mitsui Financial Group, Inc. (A)	78,500	2,840,817
Toshiba Corp.	75,550	2,551,881
Toyota Industries Corp.	43,800	3,900,366

		45,595,976

Luxembourg - 1.2%
ArcelorMittal SA (B)	84,500	2,440,664

Netherlands - 5.8%
ASML Holding NV	5,100	3,092,058
EXOR NV	8,600	725,531
Heineken Holding NV	26,843	2,389,240
Koninklijke Philips NV (B)	63,795	3,641,493
NXP Semiconductors NV	8,800	1,771,792

		11,620,114

Norway - 0.9%
Mowi ASA	75,400	1,870,642

Republic of Korea - 1.9%
Samsung Electronics Co., Ltd.	52,800	3,797,588

Singapore - 1.3%
DBS Group Holdings, Ltd.	121,900	2,608,906

Spain - 0.4%
Siemens Gamesa Renewable Energy SA	22,400	866,860

Sweden - 2.4%
Essity AB, Class B (A)	32,000	1,010,918
Investor AB, B Shares	23,278	1,856,173
Lundin Energy AB	14,500	455,582
Volvo AB, B Shares (A) (B)	61,849	1,564,381

		4,887,054

Switzerland - 11.2%
ABB, Ltd.	80,400	2,429,481
Alcon, Inc. (B)	33,300	2,331,687
Cie Financiere Richemont SA	12,900	1,238,476
Glencore PLC (B)	202,800	794,706
Nestle SA	42,876	4,778,668
Novartis AG	38,380	3,279,853
Roche Holding AG	8,500	2,746,998

Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Siemens Energy AG (B)	37,453	$ 1,344,426
UBS Group AG	233,900	3,621,781

		22,566,076

United Kingdom - 13.4%
Ashtead Group PLC	25,100	1,497,265
Aviva PLC	534,660	3,008,768
Barratt Developments PLC (B)	84,300	867,901
British Land Co. PLC, REIT	271,200	1,887,327
Bunzl PLC	39,200	1,255,375
IG Group Holdings PLC	30,900	383,814
Imperial Brands PLC	71,399	1,468,585
Inchcape PLC (B)	130,287	1,352,490
Informa PLC (B)	103,204	796,466
Kingfisher PLC (B)	208,400	914,476
Liberty Global PLC, Class C (B)	66,595	1,700,836
Linde PLC	6,700	1,876,938
Persimmon PLC	43,400	1,759,037
Savills PLC (B)	12,300	193,646
Smith & Nephew PLC	92,300	1,753,432
Tesco PLC	784,026	2,473,543
Unilever PLC	65,293	3,650,922

		26,840,821

Total Common Stocks (Cost $162,511,855)		196,681,546

OTHER INVESTMENT COMPANY - 5.7%
Securities Lending Collateral - 5.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	11,540,913	11,540,913

Total Other Investment Company (Cost $11,540,913)		11,540,913

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2021, to be repurchased at $2,953,140 on 04/01/2021. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2023, and with a value of $3,012,271.	$ 2,953,140	2,953,140

Total Repurchase Agreement (Cost $2,953,140)		2,953,140

Total Investments (Cost $177,005,908)		211,175,599
Net Other Assets (Liabilities) - (5.1)%		(10,154,533)

Net Assets - 100.0%		$ 201,021,066

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Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	5.8%	$12,214,695
Industrial Conglomerates	5.3	11,188,982
Banks	5.2	10,960,081
Health Care Equipment & Supplies	4.8	10,209,520
Diversified Financial Services	4.2	8,837,208
Capital Markets	4.1	8,708,260
Household Durables	3.6	7,569,670
Semiconductors & Semiconductor Equipment	3.5	7,347,794
Food & Staples Retailing	3.2	6,691,527
Food Products	3.1	6,649,310
Multi-Utilities	3.0	6,414,084
Chemicals	3.0	6,286,062
Insurance	2.7	5,767,881
Entertainment	2.7	5,643,066
Electrical Equipment	2.7	5,633,017
Beverages	2.1	4,429,807
Software	2.1	4,371,092
Trading Companies & Distributors	1.9	4,090,397
Metals & Mining	1.9	4,028,052
Auto Components	1.8	3,900,366
Electronic Equipment, Instruments & Components	1.8	3,806,748
Technology Hardware, Storage & Peripherals	1.8	3,797,588
Machinery	1.8	3,787,357
Personal Products	1.7	3,650,922
Oil, Gas & Consumable Fuels	1.7	3,564,754
IT Services	1.7	3,550,360
Construction Materials	1.6	3,433,652
Containers & Packaging	1.3	2,746,664
Real Estate Management & Development	1.3	2,688,855
Health Care Providers & Services	1.3	2,645,625
Internet & Direct Marketing Retail	1.2	2,493,264
Air Freight & Logistics	1.1	2,224,415
Equity Real Estate Investment Trusts	0.9	1,887,327
Airlines	0.8	1,790,999
Diversified Telecommunication Services	0.8	1,700,836
Hotels, Restaurants & Leisure	0.8	1,686,727
Tobacco	0.7	1,468,585
Distributors	0.6	1,352,490
Leisure Products	0.6	1,321,083
Textiles, Apparel & Luxury Goods	0.6	1,238,476
Marine	0.5	1,161,471
Aerospace & Defense	0.5	1,020,617
Household Products	0.5	1,010,918
Specialty Retail	0.4	914,476
Media	0.4	796,466

Investments	93.1	196,681,546
Short-Term Investments	6.9	14,494,053

Total Investments	100.0%	$211,175,599

Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$8,839,331	$187,842,215	$—	$196,681,546
Other Investment Company	11,540,913	—	—	11,540,913
Repurchase Agreement	—	2,953,140	—	2,953,140

Total Investments	$20,380,244	$190,795,355	$—	$211,175,599

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,200,300, collateralized by cash collateral of $11,540,913 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $215,251. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at March 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 4

Transamerica TS&W International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5